Derivative Instruments Accounted for at Fair Value - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Jun. 02, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jul. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, net		$ 2,455		$ 2,455		$ (847)
Unrealized (loss)/gain on non-designated derivative instruments		2,358	$ (1,349)	3,951	$ (2,385)
Repayment of lines of credit				99,152	239,349
Realized loss on derivatives		(374)	(2)	(374)	(1,228)
Line of Credit | DB Credit Facility B | July 2015 Santander Credit Facility B
Derivative Instruments, Gain (Loss) [Line Items]
Repayment of lines of credit	$ 14,000	$ 55,800		$ 55,800
Maximum borrowing capacity							$ 55,800
Minimum
Derivative Instruments, Gain (Loss) [Line Items]
Derivative interest rate		3.99%		3.99%
Maximum
Derivative Instruments, Gain (Loss) [Line Items]
Derivative interest rate		5.75%		5.75%
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (loss)/gain on non-designated derivative instruments		$ 2,400	$ (1,300)	$ 4,000	$ (2,400)
Realized loss on derivatives				$ (400)